SHAREHOLDERS' EQUITY (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended			20 Months Ended	23 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Mar. 31, 2016	Apr. 24, 2014
Stockholders' Equity Note [Abstract]
Authorized share repurchase program (in shares)								8.0
Stock repurchase program, period in force (in years)						3 years	3 years
Common stock repurchased and retired (in shares)	0.0	0.0	0.0	(2.5)	(1.5)
Value of common stock repurchased and retired	$ 0.0	$ 0.0	$ 0.0	$ 64.8	$ 36.2
Total repurchased shares under this program (in shares)						1.9	1.9
Remaining shares authorized to be purchased (in shares)	6.1		6.1			6.1	6.1
Stock options exercised (in shares)		0.1	0.1	0.5	0.5
Total value of stock options exercised		$ 2.8	$ 3.1	$ 12.1	$ 9.7
Foreign currency translation adjustment [Roll Forward]
Beginning balance	$ (12.1)	(2.3)	(2.3)	(0.5)	2.1
Unrealized losses, before Reclassification Adjustments and Tax	24.0	(1.4)	(15.7)	(1.8)	(2.6)
Reclassification adjustments into income	0.0	0.0	0.0	0.0	0.0
Tax benefit	8.5	0.0	5.9	0.0	0.0
Net Change in Foreign Currency Translation Adjustment	15.5	(1.4)	(9.8)	(1.8)	(2.6)
Ending balance	3.4	(3.7)	(12.1)	(2.3)	(0.5)	$ (12.1)	$ 3.4
Unrealized gains (losses) on derivative contracts (net of taxes) [Roll Forward]
Beginning balance	(6.9)	(4.2)	(4.2)	0.9	4.7
Unrealized Loss on Derivatives Arising During Period, before Tax	1.1	(2.4)	(13.9)	(10.2)	(7.7)
Reclassification Adjustment from AOCI on Derivatives, before Tax	3.7	1.9	9.7	1.8	1.4
Derivatives Qualifying as Hedges, Tax	(1.8)	0.2	1.5	3.3	2.5
Unrealized losses on derivative contracts, net	3.0	(0.3)	(2.7)	(5.1)	(3.8)
Ending balance	(3.9)	(4.5)	(6.9)	(4.2)	0.9	(6.9)	(3.9)
Pension and postretirement benefits (net of taxes) [Roll Forward]
Beginning balance	(473.5)	(436.6)	(436.6)	(365.5)	(378.1)
Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments and Tax	0.0	0.0	(125.3)	(142.0)	(12.5)
Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax	6.1	8.6	65.6	25.5	33.3
Deferred tax benefit (provision) on pension and postretirement benefits	2.3	3.5	(22.8)	(45.4)	8.2
Net Change in Pension and Other Postretirement Benefit Plans	3.8	5.1	(36.9)	(71.1)	12.6
Ending balance	(469.7)	(431.5)	(473.5)	(436.6)	(365.5)	(473.5)	(469.7)
Accumulated other comprehensive loss [Roll Forward]
Beginning balance	(492.5)	(443.1)	(443.1)	(365.1)	(371.3)
Other Comprehensive Income (Loss), Net Gain (Loss) Recognized, Before Tax	25.1	(3.8)	(154.9)	(154.0)	(22.8)
Reclassification Adjustment from AOCI, before Tax	9.8	10.5	75.3	27.3	34.7
Other Comprehensive Income (Loss), Tax	(12.6)	(3.3)	30.2	48.7	(5.7)
Other Comprehensive Income (Loss), Net of Tax	22.3	3.4	(49.4)	(78.0)	6.2
Ending balance	$ (470.2)	$ (439.7)	$ (492.5)	$ (443.1)	$ (365.1)	$ (492.5)	$ (470.2)